Short-term borrowings and long-term debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 1,861,434
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	599,907
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	2,175,526
Unused long-term lines of credit	7,197,426
Debt interest expense	352,691	¥ 377,310	¥ 347,030
Commercial Paper
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 532,284
Currency, U.S. Dollar
Debt Instrument [Line Items]
Percentage of debt	51.00%
Currency, Japanese Yen
Debt Instrument [Line Items]
Percentage of debt	11.00%
Currency, Australian Dollar
Debt Instrument [Line Items]
Percentage of debt	10.00%
Euro Member Countries, Euro
Debt Instrument [Line Items]
Percentage of debt	9.00%
Other Foreign Currency Denominated Debt
Debt Instrument [Line Items]
Percentage of debt	19.00%